ACCOUNTS RECEIVABLE/CUSTOMER CONCENTRATION	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Notes to Financial Statements
ACCOUNTS RECEIVABLE/CUSTOMER CONCENTRATION

Accounts receivable were $753,048 and $823,724, net of allowance, as of December 31, 2011 and September 30, 2011, respectively. The Company had no customers in excess of 10% of our consolidated revenues for the three months ended December 31, 2011. The Company has no customers with accounts receivable in excess of 10% as of December 31, 2011. The Company does expect to have customers with consolidated revenues or accounts receivable balances of 10% of total accounts receivable in the foreseeable future.

Accounts receivable were $823,724 and $883,567, net of allowance, as of September 30, 2011 and 2010, respectively. The Company had two customers (12.6% and 11.0%) in excess of 10% of our consolidated revenues for the period October 1, 2010- September 30, 2011. The Company had no customers with accounts receivable in excess of 10% as of September 30, 2011. The Company does expect to have customers with revenues or a receivable balance of 10% of total accounts receivable in the foreseeable future.